PACIFIC GLOBAL ETFs
PACIFIC GLOBAL US EQUITY INCOME ETF
Portfolio of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Fair Value
COMMON STOCKS - 99.2%
Basic Materials - 3.6%
Air Products & Chemicals, Inc.	879	$261,819
Cabot Corp.	216	7,782
Celanese Corp.	538	57,808
CF Industries Holdings, Inc.	857	26,318
Chemours Co.	611	12,776
Dow, Inc.	2,618	123,177
DuPont de Nemours, Inc.	2,222	123,277
Eastman Chemical Co.	545	42,575
Huntsman Corp.	839	18,634
International Flavors & Fragrances, Inc.	429	52,531
International Paper Co.	1,675	67,905
LyondellBasell Industries NV	1,087	76,623
Nucor Corp.	1,338	60,023
Olin Corp.	592	7,329
Reliance Steel & Aluminum Co.	272	27,755
Southern Copper Corp.	306	13,853
Steel Dynamics, Inc.	880	25,194
Valvoline, Inc.	643	12,243
WR Grace & Co.	197	7,937
		1,025,559

Communications - 6.3%
AT&T, Inc.	11,401	325,042
CenturyLink, Inc.	5,254	53,013
Cisco Systems, Inc.	7,871	310,039
Comcast Corp.	8,786	406,440
Corning, Inc.	2,970	96,258
Interpublic Group of Cos., Inc.	1,480	24,672
John Wiley & Sons, Inc.	186	5,898
Juniper Networks, Inc.	1,360	29,240
Nexstar Media Group, Inc.	179	16,097
NortonLifeLock, Inc.	2,257	47,036
Omnicom Group, Inc.	1,167	57,766
Sinclair Broadcast Group, Inc.	243	4,673
Telephone & Data Systems, Inc.	602	11,101
Verizon Communications, Inc.	6,522	387,994
ViacomCBS, Inc.	1,182	33,108
		1,808,377

Consumer, Cyclical - 8.7%
Best Buy Co., Inc.	875	97,379
Cummins, Inc.	650	137,254
Fastenal Co.	2,280	102,805
Genuine Parts Co.	606	57,673
Hanesbrands, Inc.	1,413	22,255
Hasbro, Inc.	458	37,886
Home Depot, Inc.	1,476	409,900
International Game Technology Plc	330	3,673
Leggett & Platt, Inc.	526	21,655
McDonald's Corp.	1,874	411,324
MSC Industrial Direct Co., Inc.	174	11,011
Newell Brands, Inc.	1,299	22,291
Nu Skin Enterprises, Inc.	229	11,470
Polaris, Inc.	218	20,566
Starbucks Corp.	4,534	389,561
Target Corp.	1,953	307,441
VF Corp.	1,120	78,680
Walgreens Boots Alliance, Inc.	4,240	152,301
Watsco, Inc.	137	31,906
Whirlpool Corp.	219	40,272
Williams-Sonoma, Inc.	298	26,951
Wyndham Destinations, Inc.	347	10,674
Yum! Brands, Inc.	1,110	101,343
		2,506,271

Consumer, Non-cyclical - 28.4%
AbbVie, Inc.	4,005	350,798
Altria Group, Inc.	8,845	341,771
Amgen, Inc.	1,678	426,480
Archer-Daniels-Midland Co.	2,214	102,929
Automatic Data Processing, Inc.	1,787	249,269
Bristol-Myers Squibb Co.	6,167	371,808
Bunge Ltd.	8,647	395,168
Campbell Soup Co.	572	27,668
Cardinal Health, Inc.	1,132	53,147
Clorox Co.	433	91,004
Coca-Cola Co.	7,600	375,212
Colgate-Palmolive Co.	3,284	253,361
Conagra Brands, Inc.	1,733	61,885
CVS Health Corp.	4,814	281,138
Eli Lilly & Co.	2,539	375,823
Flowers Foods, Inc.	722	17,566
General Mills, Inc.	2,361	145,626
Gilead Sciences, Inc.	4,341	274,308
H&R Block, Inc.	1,015	16,534
Hershey Co.	578	82,850
Ingredion, Inc.	253	19,147
JM Smucker Co.	676	78,092
Johnson & Johnson	2,581	384,259
Kellogg Co.	1,656	106,961
Keurig Dr Pepper, Inc.	1,017	28,069
Kimberly-Clark Corp.	1,427	210,711
Kraft Heinz Co.	2,186	65,471
Kroger Co.	3,279	111,191
ManpowerGroup, Inc.	354	25,959
Medtronic Plc	3,739	388,557
Merck & Co., Inc.	4,570	379,081
Mondelez International, Inc.	5,590	321,145
PepsiCo, Inc.	2,865	397,089
Pfizer, Inc.	10,354	379,992
Philip Morris International, Inc.	4,876	365,651
Procter & Gamble Co.	3,182	442,266
Robert Half International, Inc.	438	23,188
Spectrum Brands Holdings, Inc.	166	9,489
Sysco Corp.	1,698	105,650
Tyson Foods, Inc.	1,212	72,090
		8,208,403

Energy - 5.6%
Baker Hughes a GE Co.	2,962	39,365
Cabot Oil & Gas Corp.	1,753	30,432
Chevron Corp.	3,670	264,240
Cimarex Energy Co.	351	8,540
ConocoPhillips	4,209	138,224
Devon Energy Corp.	1,413	13,367
Diamondback Energy, Inc.	559	16,837
EOG Resources, Inc.	2,085	74,935
Equitrans Midstream Corp.	719	6,083
Exxon Mobil Corp.	6,921	237,598
Helmerich & Payne, Inc.	390	5,714
HollyFrontier Corp.	585	11,530
Kinder Morgan, Inc.	7,313	90,169
Marathon Petroleum Corp.	5,094	149,458
Murphy Oil Corp.	497	4,433
ONEOK, Inc.	2,648	68,795
Phillips 66	2,811	145,722
Pioneer Natural Resources Co.	627	53,916
Schlumberger Ltd.	4,697	73,085
Valero Energy Corp.	2,288	99,116
Williams Cos., Inc.	4,473	87,894
		1,619,453

Financials - 18.0%
Aflac, Inc.	3,381	122,899
Alexandria Real Estate Equities, Inc.	150	24,000
Allstate Corp.	1,001	94,234
Ally Financial, Inc.	1,116	27,978
American Campus Communities, Inc.	195	6,809
American Financial Group Inc.	188	12,592
American International Group, Inc.	2,152	59,245
Americold Realty Trust	248	8,866
Ameriprise Financial, Inc.	386	59,486
Apartment Investment & Management Co.	216	7,284
Associated Banc-Corp	472	5,957
Assurant, Inc.	166	20,137
Assured Guaranty Ltd.	241	5,177
AvalonBay Communities, Inc.	200	29,868
Axis Capital Holdings Ltd.	367	16,163
Bank of America Corp.	13,289	320,132
Bank of Hawaii Corp.	113	5,709
Bank of New York Mellon Corp.	2,457	84,373
BANK OZK	376	8,016
BankUnited, Inc.	457	10,013
BlackRock, Inc.	429	241,763
BOK Financial Corp.	85	4,378
Boston Properties, Inc.	191	15,337
Brandywine Realty Trust	253	2,616
Camden Property Trust	125	11,123
Capital One Financial Corp.	1,203	86,448
Chubb Ltd.	1,266	147,008
Cincinnati Financial Corp.	424	33,059
CIT Group, Inc.	228	4,038
Citigroup, Inc.	6,009	259,048
Citizens Financial Group, Inc.	1,279	32,333
CNA Financial Corp.	72	2,159
Columbia Property Trust, Inc.	163	1,778
Comerica, Inc.	437	16,715
CoreSite Realty Corp.	57	6,776
Corporate Office Properties Trust	146	3,463
Cousins Properties, Inc.	186	5,318
Crown Castle International Corp.	536	89,244
CubeSmart	289	9,338
Cullen/Frost Bankers, Inc.	164	10,488
CyrusOne, Inc.	140	9,804
Digital Realty Trust, Inc.	333	48,871
Discover Financial Services	937	54,140
Douglas Emmett, Inc.	246	6,175
Duke Realty Corp.	429	15,830
East West Bancorp, Inc.	387	12,670
Eaton Vance Corp.	282	10,758
Equitable Holdings, Inc.	1,191	21,724
Equity LifeStyle Properties, Inc.	236	14,467
Equity Residential	450	23,099
Erie Indemnity Co.	56	11,776
Essex Property Trust, Inc.	99	19,878
Evercore, Inc.	107	7,004
Everest Re Group Ltd.	112	22,124
Extra Space Storage, Inc.	171	18,295
Federal Realty Investment Trust	113	8,299
Fidelity National Financial, Inc.	836	26,175
Fifth Third Bancorp	2,003	42,704
First American Financial Corp.	291	14,815
First Hawaiian, Inc.	376	5,441
First Horizon National Corp.	888	8,374
FNB Corp.	808	5,478
Franklin Resources, Inc.	726	14,774
Gaming and Leisure Properties, Inc.	260	9,616
Goldman Sachs Group Inc.	964	193,735
Hanover Insurance Group Inc.	118	10,995
Hartford Financial Services Group, Inc.	949	34,980
Healthcare Trust of America, Inc.	286	7,436
Healthpeak Properties, Inc.	637	17,295
Highwoods Properties, Inc.	141	4,733
Hudson Pacific Properties, Inc.	193	4,232
Huntington Bancshares, Inc.	2,835	25,997
Invesco Ltd.	4,097	46,747
Invitation Homes, Inc.	661	18,501
Iron Mountain, Inc.	413	11,064
Janus Henderson Group Plc	432	9,383
JBG SMITH Properties	157	4,198
Jefferies Financial Group, Inc.	1,001	18,018
JPMorgan Chase & Co.	3,338	321,349
KeyCorp	2,870	34,239
Kilroy Realty Corp.	131	6,807
Lamar Advertising Co.	113	7,477
Lazard Ltd.	292	9,651
Life Storage, Inc.	59	6,211
Lincoln National Corp.	577	18,077
M&T Bank Corp.	582	53,596
Medical Properties Trust, Inc.	654	11,530
Mercury General Corp.	84	3,475
MetLife, Inc.	2,070	76,942
MGIC Investment Corp.	970	8,594
Mid-America Apartment Communities, Inc.	139	16,117
Morgan Stanley	3,376	163,230
National Retail Properties, Inc.	258	8,904
Navient Corp.	776	6,557
New York Community Bancorp, Inc.	1,110	9,180
Northern Trust Corp.	587	45,768
Old Republic International Corp.	817	12,043
Omega Healthcare Investors, Inc.	343	10,269
OneMain Holdings, Inc.	155	4,844
PacWest Bancorp	273	4,663
Paramount Group, Inc.	288	2,039
People's United Financial, Inc.	1,373	14,156
PNC Financial Services Group, Inc.	1,294	142,224
Popular, Inc.	798	28,943
Principal Financial Group, Inc.	800	32,216
Prologis, Inc.	819	82,408
Prosperity Bancshares, Inc.	266	13,787
Prudential Financial, Inc.	1,173	74,509
Public Storage	212	47,217
Rayonier, Inc.	190	5,024
Realty Income Corp.	448	27,216
Regency Centers Corp.	237	9,011
Regions Financial Corp.	2,843	32,780
Reinsurance Group of America, Inc.	154	14,659
Santander Consumer USA Holdings, Inc.	312	5,675
Simon Property Group, Inc.	406	26,260
SL Green Realty Corp.	103	4,776
Spirit Realty Capital, Inc.	128	4,320
State Street Corp.	1,088	64,551
STORE Capital Corp.	307	8,421
Sun Communities, Inc.	92	12,936
Synchrony Financial	1,781	46,609
Synovus Financial Corp.	590	12,490
T Rowe Price Group, Inc.	663	85,010
TCF Financial Corp.	392	9,157
Travelers Cos., Inc.	790	85,470
Truist Financial Corp.	3,897	148,281
UDR, Inc.	413	13,468
Umpqua Holdings Corp.	543	5,767
US Bancorp	4,157	149,028
Ventas, Inc.	486	20,393
VEREIT, Inc.	1,335	8,678
VICI Properties, Inc.	600	14,022
Virtu Financial, Inc.	110	2,531
Vornado Realty Trust	260	8,765
Webster Financial Corp.	237	6,259
Weingarten Realty Investors	141	2,391
Wells Fargo & Co.	10,207	239,967
Welltower, Inc.	478	26,333
Western Alliance Bancorp	234	7,399
Western Union Co.	1,727	37,010
Wintrust Financial Corp.	155	6,208
WP Carey, Inc.	245	15,964
Zions Bancorp NA	473	13,821
		5,208,645

Industrial - 14.5%
3M Co.	2,253	360,886
Avnet, Inc.	387	10,000
Caterpillar, Inc.	2,135	318,435
CH Robinson Worldwide, Inc.	528	53,956
Crane Co.	172	8,622
Eaton Corp Plc	1,688	172,227
Emerson Electric Co.	2,285	149,827
Energizer Holdings, Inc.	219	8,572
Flowserve Corp.	396	10,807
Garmin Ltd.	403	38,229
General Dynamics Corp.	989	136,907
Graphic Packaging Holding Co.	1,139	16,049
Honeywell International, Inc.	2,325	382,718
Hubbell, Inc.	211	28,873
Huntington Ingalls Industries, Inc.	165	23,224
Illinois Tool Works, Inc.	1,363	263,345
Johnson Controls International Plc	3,004	122,713
Lincoln Electric Holdings, Inc.	251	23,102
Lockheed Martin Corp.	866	331,920
MDU Resources Group, Inc.	381	8,572
National Instruments Corp.	485	17,314
Norfolk Southern Corp.	1,003	214,632
nVent Electric Plc	542	9,588
Packaging Corp of America	331	36,096
Raytheon Technologies Corp.	2,940	169,168
Ryder System, Inc.	204	8,617
Snap-on, Inc.	231	33,987
Sonoco Products Co.	378	19,304
Timken Co.	227	12,308
Trane Technologies Plc	938	113,733
Trinity Industries, Inc.	395	7,703
Union Pacific Corp.	2,086	410,671
United Parcel Service, Inc.	2,966	494,225
Waste Management, Inc.	1,403	158,778
Westrock Co.	899	31,231
		4,206,339

Technology - 8.9%
Amdocs Ltd.	534	30,657
Analog Devices, Inc.	1,189	138,804
Broadcom, Inc.	1,193	434,634
Hewlett Packard Enterprise Co.	5,480	51,347
HP, Inc.	8,537	162,118
Intel Corp.	5,950	308,091
International Business Machines Corp.	2,791	339,581
Maxim Integrated Products, Inc.	1,052	71,126
NetApp, Inc.	965	42,305
Paychex, Inc.	1,097	87,508
QUALCOMM, Inc.	4,146	487,901
Texas Instruments, Inc.	2,851	407,094
Xerox Holdings Corp.	874	16,405
		2,577,571

Utilities - 5.2%
AES Corp.	1,134	20,537
Alliant Energy Corp.	415	21,435
Ameren Corp.	388	30,683
American Electric Power Co., Inc.	899	73,475
Atmos Energy Corp.	229	21,890
Avangrid, Inc.	91	4,592
CenterPoint Energy, Inc.	812	15,712
CMS Energy Corp.	507	31,135
Consolidated Edison, Inc.	697	54,227
Dominion Energy, Inc.	1,685	132,997
DTE Energy Co.	358	41,184
Duke Energy Corp.	1,440	127,526
Edison International	711	36,147
Entergy Corp.	327	32,219
Evergy, Inc.	405	20,582
Eversource Energy	554	46,287
Exelon Corp.	1,689	60,399
FirstEnergy Corp.	904	25,954
Hawaiian Electric Industries, Inc.	177	5,884
IDACORP, Inc.	87	6,951
National Fuel Gas Co.	145	5,886
NextEra Energy, Inc.	774	214,831
NiSource, Inc.	707	15,554
NRG Energy, Inc.	453	13,925
OGE Energy Corp.	407	12,206
Pinnacle West Capital Corp.	208	15,506
PPL Corp.	1,507	41,006
Public Service Enterprise Group, Inc.	902	49,529
Sempra Energy	555	65,690
Southern Co.	2,046	110,934
UGI Corp.	379	12,499
Vistra Energy Corp.	714	13,466
WEC Energy Group, Inc.	567	54,942
Xcel Energy, Inc.	846	58,383
		1,494,173

Total Common Stocks
(Cost $29,438,723)		28,654,791

SHORT TERM INVESTMENTS - 0.6%
First American Treasury Obligations Fund - Class X, 0.056% (a)	185,757	185,757
Total Short Term Investments
(Cost $185,757)		185,757

TOTAL INVESTMENTS - 99.8%
(Cost $29,624,480)		28,840,548
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		45,203
TOTAL NET ASSETS - 100.0%		$28,885,751

(a) Seven-day yield as of September 30, 2020

Glossary:
Ltd. - Private Limited Company
Plc. Public Limited Company

PACIFIC GLOBAL ETFs
PACIFIC GLOBAL US EQUITY INCOME ETF
Portfolio Allocation
September 30, 2020 (Unaudited)

Asset Type Allocation
Common Stocks	99.2%
Short Term Investments	0.6%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Net Assets	100.0%

Sector Allocation
Consumer, Non-cyclical	28.4%
Financials	18.0%
Industrial	14.5%
Technology	8.9%
Consumer, Cyclical	8.7%
Communications	6.3%
Energy	5.6%
Utilities	5.2%
Basic Materials	3.6%
Short Term Investments	0.6%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Net Assets	100.0%

Percentages indicated are based upon net assets.

PACIFIC GLOBAL ETFs
NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2020 (Unaudited)

Securities Valuation

All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs. These inputs may include executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described before are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued by the applicable investment adviser or sub-adviser at their respective fair values in accordance with pricing procedures adopted by the Trust’s Board of Trustees (the “Board”). When a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of September 30, 2020, based on the inputs used to value them:

Pacific Global US Equity Income ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$28,654,791	$-	$-	$28,654,791
Short Term Investments	185,757	-	-	185,757
Total	$28,840,548	$-	$-	$28,840,548